Condensed Schedule of Investments (Parenthetical) - U.S. Treasury Bills [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, amortized cost	$ 74,931,917	$ 120,992,891
U.S. Treasury Bills, 0.43% [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, amortized cost	$ 74,931,917
Investment, Interest rate	0.43%
U.S. Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, amortized cost		$ 120,992,891
Investment, Interest rate		0.015%